Land Use Rights, Net (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Land Use Rights [Line Items]
Future Amortization Expense Year One	$ 52
Future amortization expense year two	52
Future Amortization Expense Year Three	52
Future Amortization Expense Year Four	52
Future Amortization Expense Year Five	52
Future amortization expense After year five	316
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expenses	87	83	81
Future Amortization Expense Year One	87
Future amortization expense year two	87
Future Amortization Expense Year Three	87
Future Amortization Expense Year Four	87
Future Amortization Expense Year Five	87
Future amortization expense After year five	$ 3,041